Short-Term Borrowings	12 Months Ended
Dec. 31, 2015
Short Term Borrowings [Abstract]
Short-Term Borrowings [Text Block]

Note 9 – Short-term Borrowings

Short-term borrowings include federal funds purchased and securities sold under agreements to repurchase, trading liabilities, and other borrowed funds.

Federal funds purchased and securities sold under agreements to repurchase generally have maturities of less than 90 days. Trading liabilities, which represent short positions in securities, are generally held for less than 90 days. Other short-term borrowings have original maturities of one year or less. On December 31, 2015, fixed income trading securities with a fair value of $122.8 million were pledged to secure other short-term borrowings.

The detail of these borrowings for the years 2015, 2014 and 2013 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased	Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2015
Average balance	$705,054	$370,097	$733,189	$164,951
Year-end balance	464,166	338,133	566,019	137,861
Maximum month-end outstanding	1,228,125	524,191	866,005	339,468
Average rate for the year	0.26%	0.06%	2.18%	0.67%
Average rate at year-end	0.50	0.09	2.41	0.82
2014
Average balance	$1,101,910	$447,801	$633,867	$531,984
Year-end balance	1,037,052	562,214	594,314	157,218
Maximum month-end outstanding	1,247,295	562,214	718,767	1,829,141
Average rate for the year	0.25%	0.08%	2.43%	0.30%
Average rate at year-end	0.25	0.06	2.60	0.56
2013
Average balance	$1,263,792	$487,923	$665,095	$299,288
Year-end balance	1,042,633	442,789	368,348	181,146
Maximum month-end outstanding	1,429,319	618,643	895,844	1,057,412
Average rate for the year	0.25%	0.14%	2.05%	0.27%
Average rate at year-end	0.25	0.10	2.46	0.43